Results by business segment (Tables)	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Disclosure of operating segments

	For the three months ended January 31, 2026
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,831	$1,895	$1,454	$–	$1,218	$187	$8,585
Non-interest income	1,407	312	4,630	338	2,800	(112)	9,375
Total revenue	5,238	2,207	6,084	338	4,018	75	17,960
Provision for credit losses	531	286	18	–	256	(1)	1,090
Non-interest expense	2,020	725	4,384	78	2,119	137	9,463
Income (loss) before income taxes	2,687	1,196	1,682	260	1,643	(61)	7,407
Income taxes (recoveries)	725	333	387	47	165	(35)	1,622
Net income	$1,962	$863	$1,295	$213	$1,478	$(26)	$5,785
Non-interest expense includes:
Depreciation and amortization	$271	$26	$255	$12	$143	$1	$708

	For the three months ended January 31, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,505	$1,796	$1,394	$–	$918	$335	$7,948
Non-interest income	1,306	331	4,174	406	2,838	(264)	8,791
Total revenue	4,811	2,127	5,568	406	3,756	71	16,739
Provision for credit losses	488	339	81	–	142	–	1,050
Non-interest expense	2,015	710	4,204	87	2,041	199	9,256
Income (loss) before income taxes	2,308	1,078	1,283	319	1,573	(128)	6,433
Income taxes (recoveries)	630	301	303	47	141	(120)	1,302
Net income	$1,678	$777	$980	$272	$1,432	$(8)	$5,131
Non-interest expense includes:
Depreciation and amortization	$274	$26	$317	$(2)	$144	$(1)	$758

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
Total assets and total liabilities by business segment

	As at January 31, 2026
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$577,353	$196,606	$195,408	$32,722	$1,231,331	$108,973	$2,342,393
Total liabilities	577,342	196,602	193,848	32,552	1,230,502	(28,311)	2,202,535

	As at October 31, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$574,456	$196,254	$196,129	$32,405	$1,223,853	$101,909	$2,325,006
Total liabilities	574,462	196,252	194,689	32,234	1,223,212	(34,994)	2,185,855